Employee Benefit Expenses - Summary of Employee Benefit Expenses Detail (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefit Expenses [abstract]
Remeasurements of defined benefit plans gains/losses	₺ 176,940	₺ 216,218	₺ 2,634,730